Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Shares Issued and Outstanding	Shares issued and outstanding
	Number of shares	Capital
Balance, December 31, 2022	13,854	$49,434,692
Fair value of RSUs issued at $460 per share	1,684	774,736
Fair value of RSUs issued at $277.50 per share	645	179,037
Fair value of RSUs issued at $153 per share	562	86,137
Cancelled shares	(82)	(200,014)
Issuance of shares upon conversion of note	2,328	314,384
Issuance of shares pursuant to the first option payment to acquire a certain land property (note 9)	3,519	431,149
Balance, December 31, 2023	22,510	51,020,121
Issuance of shares from private placement	77,775	1,396,702
Issuance of shares upon exercise of prefunded warrants	542,109	11,528,116
Cancelled shares	(47,499)	(1,445,188)
Share issuance costs	—	(728,056)
Fair value of RSUs redeemed at $25.69 per share	60,251	1,547,703
Balance, December 31, 2024	655,146	$63,319,398

Schedule of Outstanding RSUs

A summary of the Company’s outstanding RSUs as at December 31, 2024 are as follows:

Number of RSUs
Balance, December 31, 2022	1,588
Granted	4,796
Exercised	(2,891)
Forfeited/Cancelled	(3,493)
Balance, December 31, 2023	—
Granted	60,251
Exercised	(60,251)
Balance, December 31, 2024	—